Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	AZZAD FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001031008
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	adjex
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Azzad Ethical Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.80%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 101
- 3 Years -	rr_ExpenseExampleYear03	315
- 5 Years -	rr_ExpenseExampleYear05	571
- 10 Years -	rr_ExpenseExampleYear10	$ 1,366
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in common stocks of companies of all sizes that comply with the Adviser’s ethical investment restrictions. In addition, the Fund may purchase domestic and foreign stocks directly or through American Depository Receipts (ADRs). The Fund seeks total return, which includes income from dividends and capital appreciation of portfolio securities held by the Fund. The Adviser looks for companies of any market cap that it believes are reasonably priced with high forecasted earnings potential.

The Fund’s Subadviser, Ziegler Capital Management (“Ziegler”), assists the Adviser in managing the Fund’s portfolio by providing an investment model that the Adviser uses in managing the Fund’s investments and making recommendations regarding specific portfolio investments. The model consists primarily of mid cap domestic growth companies that Ziegler believes have demonstrated above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Although market caps are constantly changing, the Fund defines “medium-capitalization companies” as companies whose market capitalization is substantially similar to that of companies in the Russell Midcap® Index at the time of investment. As of May 29, 2015, the Russell Midcap Index included companies with market capitalizations between $2.42 billion and $28.7 billion.

Ziegler evaluates companies by combining a proprietary quantitative model that scores stocks with a fundamental evaluation that confirms the attractiveness of the top scoring stocks. This multi-factor model uses cash flow analysis to identify stocks that are trading at or below their fair market value. Ziegler believes that inflation adjusted returns and cash flow analysis provide the most accurate measure of a company’s value. The model, along with specific recommendations, are provided to the Adviser and implemented at the Adviser’s discretion. The Adviser conducts all trades for the Fund.

The essence of the Fund’s strategy is to invest in quality companies that share several attributes that the portfolio managers believe should result in capital appreciation over time: sustainable competitive advantages, promising fundamentals that allow for significant earnings growth, skilled management teams and solid financials including low debt.

To take advantage of market inefficiencies, the Fund may be actively traded. During these periods, the Fund may have a higher turnover rate.

The Adviser will decide which securities to purchase for the Fund. The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk. A security may also be sold when better risk/reward opportunities may be found in other stocks.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights. The Fund also will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as World Bank bonds and U.S. Treasury bonds, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency). The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as certificates of deposit, bank notes or short term money market instruments that are not based on interest based lending arrangements.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies than diversified funds, exposing it to more volatility and/or market risk than diversified funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Adviser makes every effort to achieve the Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

- Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large capitalization stocks. Small and medium cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

- The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

- The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies exposing it to more volatility and/or market risk than diversified funds. The Fund also generally avoids companies in certain economic sectors and its performance may suffer if these sectors outperform the overall stock market.

- Individual stocks in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

- Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance. There is also the risk of confiscation, taxation, currency blockage or political or social instability.

- Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

- The Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques. As a result, the Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

- Certificates of deposit, bank notes and short-term money market instruments in which the Fund invests can fluctuate in value. Like other fixed income securities, they are subject to risk, including market and credit risk. They also may be subject to counterparty risk, which is the risk that the other party(s) to an agreement or a participant in a transaction, such as a bank, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction. To the extent that the Fund’s assets are deposited into short term money market instruments, it will be more difficult for the Fund to achieve its objective.

You should consider investing in the Fund if you are looking for long-term total return and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a calendar 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Years Ended December 31
Annual Return 2005	rr_AnnualReturn2005	13.60%
Annual Return 2006	rr_AnnualReturn2006	3.08%
Annual Return 2007	rr_AnnualReturn2007	12.37%
Annual Return 2008	rr_AnnualReturn2008	(43.38%)
Annual Return 2009	rr_AnnualReturn2009	53.75%
Annual Return 2010	rr_AnnualReturn2010	23.84%
Annual Return 2011	rr_AnnualReturn2011	2.09%
Annual Return 2012	rr_AnnualReturn2012	7.74%
Annual Return 2013	rr_AnnualReturn2013	36.36%
Annual Return 2014	rr_AnnualReturn2014	6.42%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period from 1-1-2015 through 9-30-2015, the total return for the Fund was -6.55% Best Quarter: ended 6-30-2009: +23.72% Worst Quarter: ended 12-31-2008: -25.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Azzad Ethical Fund | Azzad Ethical Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	14.60%
10 Years	rr_AverageAnnualReturnYear10	8.52%
Azzad Ethical Fund | After Taxes on Distributions | Azzad Ethical Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.98%
5 Years	rr_AverageAnnualReturnYear05	12.94%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Azzad Ethical Fund | After Taxes on Distributions and Sales | Azzad Ethical Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Azzad Ethical Fund | Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	16.94%
10 Years	rr_AverageAnnualReturnYear10	9.43%
Azzad Wise Capital Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Azzad Wise Capital Fund’s investment objective is to provide shareholders with capital preservation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.27%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 152
- 3 Years -	rr_ExpenseExampleYear03	471
- 5 Years -	rr_ExpenseExampleYear05	804
- 10 Years -	rr_ExpenseExampleYear10	$ 1,746
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Azzad Wise Capital Fund invests primarily in fixed income securities issued for payment by international financial institutions, foreign governments, and agencies of foreign governments in transactions structured to be compliant with the Fund’s ethical investment guidelines. Examples of fixed income securities in which the Fund invests include sukuk and wakala. Sukuk are asset based securities used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Wakala accounts are operated under the Islamic finance principle of wakala (an agency agreement). With wakala, a bank, as agent, raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities.

The Fund anticipates approximately 80% of the Fund’s fixed income securities will be investment grade at the time of purchase, based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs).  Approximately 20% of the Fund’s fixed income securities may be below investment grade (but not lower than a B rating by Moody’s or equivalent NRSRO). The Fund may also invest in unrated securities (securities that are not rated by a rating agency) if the Fund determines that the securities are of comparable quality to rated securities that the Fund may purchase.

The Fund may invest up to 10% of its net assets (at the time of purchase) in domestic and international common stocks of any market capitalization, including emerging market securities. The Adviser intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings.

The Fund may invest in short term income producing investments such as money market accounts and certificates of deposit that are in compliance with its ethical guidelines.

The Fund may invest up to 15% of its net assets in illiquid securities as defined by the Investment Company Act of 1940, which may include investments in trade finance securities. Generally, these securities evidence transactions where there is a flow of goods or services (typically of a cross-border nature) and a financing need. These trade finance structures are subject to significant individual variation. The Fund’s trade finance investments are expected to consist primarily of loans, or similar instruments used to finance international trade and related infrastructure projects. These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange and other negotiable instruments. The Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance or any other appropriate financial instrument.

The Fund may use derivatives instruments, such as profit rate swaps, to develop its investment strategy. In a profit-rate swap, two parties enter into a series of separate contracts. The Islamic profit rate swap allows two parties to exchange a series of profit payments in a single currency in exchange for another series of payments in the same currency. For example, it allows for the exchange of profit rate cash flows between a fixed rate party and a floating rate party or vice versa implemented through the execution of a series of underlying contracts to trade certain assets under the Shari’ah principles of Murabaha. The profit rate cash flows are calculated on a notional principal amount, at specified intervals during the life of the agreement. To secure the Fund's obligations in connection with its derivative positions, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian.

The Fund may also invest in fixed income securities issued in transactions where the Fund purchases (in the commodities markets) warrants (that is, certificates giving the holder the right to buy specific amounts of a commodity at a specific time) for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction. Most of these counterparties are foreign banks and some of these issuers may be in emerging markets. However, the assets are not pledged as security for the certificates, and the Fund is relying on the creditworthiness of the issuer for all payments required by the certificates. There is also no assurance that the issuers of these types of certificates will be able to make such payments.

The essence of the Fund’s strategy is to provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposit and other similar fixed income products. The Fund concentrates its investments in the financial services industry. The Fund anticipates that the maturity of the securities in the portfolio will range from one to fifteen years and that the average duration of the portfolio will range from one to five years. While the Fund generally purchases securities at the lower end of this maturity range, the Fund may purchase securities with maturities at the longer end of this range when the Adviser determines that they offer an attractive return or to lengthen the average duration of the Fund.

The Fund’s subadviser, Federated Investment Management Company (“Federated”), directs the investment of the majority of the Fund’s assets, furnishing investment information, advice and recommendations to the Fund as to the acquisition, holding or disposition of securities or other assets that the Fund may own or contemplate acquiring from time to time. The Adviser will oversee Federated and be responsible for the day-to-day portfolio management of the Fund related to the dividend-yielding equity portion of the Fund’s portfolio and for ensuring that the Fund’s holdings and portfolio management complies with its ethical investment restrictions.

Federated will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions upon the Adviser’s instructions. In addition, a security may be sold when Federated believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights. The Fund will also not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as certain types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency). The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as sukuk, certificates of deposit, bank notes and short term bank deposits.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties than diversified funds exposing it to more volatility and/or market risk than diversified funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Adviser makes every effort to achieve the Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

- The Fund invests in fixed income securities, which are subject to credit risk. Credit risk includes issuer credit risk, which is the risk that payments will not be paid when due in accordance with their terms. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could reduce the value of the Fund’s portfolio holdings, its share price, and its performance.

- A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

- Sukuk involve many of the same risks that conventional bonds incur such as: credit and counterparty risk, interest rate, maturity and investment grade securities risk. In addition to these risks, there are certain risks specific to sukuk. These include various operational risks including default risk, a lack of institutional support and risks related to the underlying assets. The sukuk markets are in their infancy and most sukuk trading is restricted to the primary markets. Unlike conventional bonds, sukuk tend to be held until maturity; thus, they are traded less frequently compared to conventional bonds.

- Investments in below investment-grade fixed-income securities may subject the Fund to greater risks than other securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make payments is predominantly speculative for below investment-grade fixed income securities.

- The Fund may invest in profit-rate swaps, which are derivative contracts. Derivative contracts involve risks different from, and possibly greater than, risks associated with investing directly in securities and other traditional investments. These risks may include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.

- In order to secure its obligations in connection with derivative contracts, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

- The Fund invests in trade finance securities located primarily in or having exposure to global emerging markets. As such, the Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Fund is subject to risks specific to the trade finance asset class such as liquidity risk, credit rating risk, and counter-party risk.

- When the Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.

- The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

- The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties exposing it to more volatility and/or market risk than diversified funds. In addition, the Fund often invests a significant portion of its assets in companies within the financial services sector and its performance may suffer if this sector underperforms the overall stock market.

- Individual securities or other holdings in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

- Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. There is also the risk of confiscation, taxation, currency blockage or political or social instability.

- Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency.

- The Fund will concentrate its investments in the financial services industry. Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Fund than a fund that is not concentrated in that industry. Further, because the Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than a fund that does not concentrate.

- Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

- The Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

- The Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Fund to underperform compared to other funds that do not place such restrictions on their investments.

- The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid as defined by the Investment Company Act of 1940. These can include certificates issued by foreign banks, trade finance, sukuk and wakala. As a result, if the Fund receives a large amount of redemptions, the Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

You should consider investing in the Fund if you are looking for capital preservation and income and are willing to accept the associated risks.

Performance

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a calendar 1-year period and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a calendar 1-year period and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Years Ended December 31
Annual Return 2010	rr_AnnualReturn2010	0.41%
Annual Return 2011	rr_AnnualReturn2011	0.93%
Annual Return 2012	rr_AnnualReturn2012	5.07%
Annual Return 2013	rr_AnnualReturn2013	1.92%
Annual Return 2014	rr_AnnualReturn2014	2.79%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period from 1-1-2015 through 9-30-2015, the total return for the Fund was -0.04%

Best Quarter: ended 9-30-2010: +1.93%

Worst Quarter: ended 6-30-2010: -1.66%

The Fund’s inception date was April 1, 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Azzad Wise Capital Fund | Azzad Wise Capital Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
Azzad Wise Capital Fund | After Taxes on Distributions | Azzad Wise Capital Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
Azzad Wise Capital Fund | After Taxes on Distributions and Sales | Azzad Wise Capital Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010
Azzad Wise Capital Fund | BofAML US Corp Govt Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010

[1]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets through December 1, 2018. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees.
[2]	Fees Waived by Adviser - Restated to reflect current contractual fees. The Fund's Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 1.29% of average daily net assets through December 1, 2018. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the expense limits that were in place at the time of the waiver or reimbursement. These agreements may be terminated only by the Fund's Board of Trustees.